ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2015
Organization and Principal Activities [Abstract]
Summary of Consolidation
	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of legal ownership	Principal activities
Wholly owned subsidiaries

Yirendai Hong Kong Limited (“Yirendai HK”)	October 8, 2014	Hong Kong	100%	Investment holding

Yi Ren Heng Ye Technology Development (Beijing) Co., Ltd. (“Heng Ye”)	January 8, 2015	PRC	100%	Provision of consultancy information technology support

Variable interest entities

Heng Cheng Technology Development (Beijing) Co., Ltd. (1) (“Heng Cheng”)	September 15, 2014	PRC	Consolidated VIE	Services for online marketplace connecting borrowers and investors
Huijin No. 28 Single Capital Trust ("Consolidated Trust" or the "Trust")	October 16, 2015	PRC	Consolidated VIE	Investment in loans through the Company's platform

(1)
Heng Cheng was established on September 15, 2014 as the operating entity in PRC of the Yirendai Business in contemplating raising capital for this business through an initial public offering. CreditEase designated Mr. Ning Tang, Mr. Fanshun Kong and Ms. Yan Tian, three PRC citizens, as the shareholders of Heng Cheng (collectively the “three designated shareholders”) on behalf of CreditEase. The capital injected into Heng Cheng by the three designated shareholders was provided by CreditEase through loans extended by Puxin Hengye. As a result, Mr. Ning Tang, Mr. Fanshun Kong and Ms. Yan Tian were considered de facto agent of CreditEase, and CreditEase should consolidate Heng Cheng as a VIE.